BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation	Basis of preparationThese consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation

A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision-making ability and an interest in the entity’s residual risks and rewards, (b) equity interest holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying consolidated financial statements include the financial statements of the entities listed in notes 4 and 5.
Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as VIEs in which the Company is deemed to be subject to a majority of the risk of loss from the VIE’s activities or entitled to receive a majority of the VIE’s residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of the above-mentioned subsidiaries were included in the consolidated balance sheets and statements of operations as “Non-controlling interests”.

Changes in our ownership interest while we retain a controlling financial interest in a subsidiary are accounted for as equity transactions. The carrying amount of the non-controlling interest is adjusted to reflect our changed ownership interest, with any difference between the fair value of consideration and the amount of the adjusted non-controlling interest being recognized in equity. We recognize a gain or loss when a subsidiary issues its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in our ownership interest in the subsidiary. The gain or loss is recorded in the line “Additional paid-in capital” within the statement of changes in equity. When a consolidated subsidiary issues preferred stock, such preferred stock is classified as equity. Preferred stock issued by a consolidated subsidiary to non-controlling interests is recorded as non-controlling interests for the proceeds received upon issuance.

Foreign currencies
Foreign currencies

Our functional currency is the U.S. dollar as most of our revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the exchange rates in effect at the date of the transaction. Monetary assets and liabilities are translated using exchange rates at the balance sheet date. Non-monetary assets and liabilities are translated using historical exchange rates. Foreign currency transaction and translation gains or losses are included in the consolidated balance sheets and consolidated statements of operations.

Use of estimates
Use of estimates

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, vessel operating expenses and drydocking requirements.

In relation to the oil derivative instrument (note 27), fair value is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the FLNG Hilli’s Liquefaction Tolling Agreement (“LTA”). The fair value of the gas derivative is determined using the estimated discounted cash flows of the additional payments due to us as a result of forecasted natural gas prices and forecasted Euro/U.S. Dollar exchange rates. Significant inputs used in the valuation of the oil and gas derivative instruments include an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized gains/(loss) on oil and gas derivative instruments” in the consolidated statement of operations (note 8).

Fair value measurements
Fair value measurements

We account for fair value measurements in accordance with ASC 820 Fair value measurement to measure assets and liabilities. The guidance provides a definition of fair value, together with a framework for measurement and requires additional disclosure about the use of fair value to measure assets and liabilities.

Lease versus revenue accounting
Lease versus revenue accounting

Contracts relating to our LNG carrier, FSRU and FLNG assets can take various forms including leases, tolling services and management service agreements. In addition, we have historically contracted a portion of our vessels in the spot market through the “Cool Pool” arrangement. Although the substance of these contracts is similar (they allow our counterparties to hire a managed vessel for specified consideration), the accounting treatment varies.
To determine whether a contract contains a lease agreement for a period of time, the Company assesses whether, throughout the period of use, the counterparty has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset fails to give both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e., another third party could contract for a meaningful amount of the asset capacity). In situations where we have historically provided management services unrelated to an asset contract, we account for the contract as a revenue contract.

Lease accounting

When a contract contains a lease, which is assessed at inception, we make an assessment of the lease classification criteria of ASC 842 Leases. An agreement will be classified as a sales-type lease for a lessor (or a finance lease for a lessee) if any of the following conditions are met at lease commencement:

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the underlying asset’s useful life are not subject to this criterion;
•the present value of the lease payments and any residual value guarantees present represent substantially all of the fair value of the underlying asset; and
•the asset is heavily customized such that it could not be used for another use at the end of the term.

If none of these criteria are met for a lessor, the lease will be classified as a direct financing lease (if the present value of the sum of the lease payments and any residual value guarantee present equals or exceeds substantially all of the fair value of the underlying asset and it is probable that the lessor will collect lease payments and any residual value guarantee), or an operating lease. If none of these criteria are met for a lessee, the lease will be classified as an operating lease.

Lessor accounting	Lessor accounting
In making the classification assessment, we have historically estimated the residual value of the underlying asset at the end of the lease term with reference to broker valuations.

Generally, lease accounting commences when the asset is made available to the counterparty, however, where a contract contains specific acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance tests. We assess a lease under the modification guidance when there is a change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

For operating leases, costs directly associated with the execution of the lease or costs incurred after lease inception (the execution of the contract) but prior to the commencement of the lease that directly relates to preparing the asset for the contract (for example bunker costs), are capitalized and amortized to the consolidated statement of income over the lease term. We also defer upfront net revenue payments (for example positioning fees) for operating leases to the consolidated balance sheet and amortize to the consolidated statement of income over the lease term. Fixed revenue from operating leases is accounted for on a straight-line basis over the life of the lease; while variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments and variable payments based on a rate or index. For our operating leases for LNG carriers, we have historically elected the practical expedient to combine our service revenue and operating lease income generated from our time charter agreements as both the timing and the pattern of transfer of the components are the same.
•Time charter agreements

Revenues include minimum lease payments under time charters, fees for positioning and repositioning vessels, and gross pool revenues. Revenues generated from time charters, which we generally classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is off-hire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.
Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third-party management fees. Bunkers consumption represents mainly bunkers consumed during unemployment and off-hire.
Revenue and related expense recognition
Revenue accounting

Contracts within the scope of revenue accounting are generally those that do not contain a lease or that form part of our ordinary activities of developing and operating FLNG projects. Contracts with a customer are assessed to identify the performance obligations in the contract, determine the transaction price and allocation of the transaction price to the performance obligations identified. Revenue is recognized when the performance obligations are satisfied – either over time or at a point in time and the appropriate pattern of transfer of control over time. Contract liabilities arise when the customer makes payments in advance of receiving services while contract assets arise when services are provided in advance of customer payments being received.

•Liquefaction services revenue

For liquefaction services revenue, the provision of liquefaction services capacity is considered a single performance obligation recognized evenly over time. We consider our services (the receipt of customer’s gas, treatment and temporary storage on board our FLNG and delivery of LNG to waiting carriers) to be a series of distinct services that are substantially the same and have the same pattern of transfer to our customer. We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice. Amounts of overproduction or underutilization is variable consideration, estimated and recognized using the output method to the extent it is probable that a significant reversal will not occur.

Contractual payment terms for liquefaction services is monthly in arrears. The period between when invoicing and when payment is due is not significant.

•Services revenue

Services revenue is generated from services rendered which includes but not limited to performing drydocking, site commissioning, hook-up services, FLNG studies and other services.
•Management fees

Management fees are generated from vessel management, which includes commercial and technical vessel-related services, ship operations and maintenance services and administrative services. The management services we provide are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services as a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount that we have the right to invoice. Our contracts generally have an initial term of one year or less, after which the arrangement continues until the end of the contract.

•Cool Pool

Pool revenues and expenses under the Cool Pool arrangement are accounted for in accordance with the guidance for collaborative arrangements when two (or more) parties are active participants in the activity and are exposed to significant risks and rewards dependent on the commercial success of the activity. Active participation is deemed to occur when participating on the Cool Pool steering committee.

When accounting for a collaborative arrangement, we present our share of net income earned under the Cool Pool across a number of lines in the consolidated statement of operations. Net revenue and expenses incurred specifically to Golar vessels and for which we are deemed to be the principal, are presented gross on the face of the consolidated statement of operations in the line items “Time and voyage charter revenues” and “Voyage, charterhire and commission expenses.” Pool net revenues, generated by the other participants in the pooling arrangement, will be presented separately in revenue and expenses from collaborative arrangements. Each participant’s share of the net pool revenues is based on the number of days such vessels participated in the pool. Refer to note 28 for an analysis of the impact on the consolidated statement of operations for the pooling arrangement.

Absent the presence of a collaborative arrangement, we present our gross share of income earned and costs incurred under the Cool Pool on the face of the consolidated statement of operations in the line items “Time and voyage charter revenues” and “Voyage, charterhire and commission expenses” respectively. For pool net revenues and expenses generated by the other participants in the pooling arrangement, we analogize these to be either the cost of obtaining a contract or the benefit of operating within the Cool Pool, and presented within the line item “Voyage, charterhire and commission expenses, net.”

Leases as lessee
Leases as lessee

We determine if an arrangement contains a lease at inception. Operating leases where we are the lessee result in recognition of a right-of use (“ROU”) asset with a corresponding lease liability. The ROU asset is included in balance sheet line-items ‘Other current assets’ and ‘Other non-current assets’, depending on its maturity and the lease liability is included in balance sheet line-items ‘Other current liabilities’ and ‘Other non-current liabilities’. The ROU asset represents our right to use an underlying asset for the lease term and the lease liability represents our obligation to make lease payments per the lease agreement. Operating leases are recognized at commencement date based on the present value of lease payments over the lease term, using our incremental borrowing rate as assessed at lease commencement date. We do not separate the lease and non-lease components; they are considered a single lease component. The impact of subsequent amendments to lease agreement terms and conditions is assessed prospectively.

Insurance claims
Insurance claims

We have two main types of insurance policies, being loss of hire (“LOH”) and hull and machinery (“H&M”).

LOH policies provides coverage for loss of revenue for our insured vessels and related claims are generally considered gain contingencies, which are recognized when the proceeds from our insurance syndication are realized or deemed realizable, net of any deductions where applicable. LOH is recognized on the face of the consolidated statement of operations in the line item “Other operating income/(losses)”.
H&M policies protects us from damages in relation to our vessels and on-board equipment. Our insurance policies are considered loss recoveries. We recognize costs incurred at the time a loss event occurs. Insurance proceeds received from insured losses are recognized when considered probable of being recovered from the counterparty and for an amount net of any deductions that may apply. H&M costs and insurance recoveries are recognized on the face of the consolidated statement of operations in line item “Vessel operating expenses”.
Cash and cash equivalents
Cash and cash equivalents

We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash. Amounts are presented net of allowances for expected credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Restricted cash and short-term deposits
Restricted cash and short-term deposits

Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loans, bid bonds in respect of tenders for projects we have entered into, cash collateral required for certain swaps and other contracts which require us to restrict cash.

Short-term deposits represent highly liquid deposits placed with financial institutions, primarily from our consolidated VIEs, which are readily convertible into known amounts of cash with original maturities of less than 12 months. Interest income earned on our short-term deposits are recognized on an accrual basis on the face of the consolidated statement of operations in line item “Interest income”.

Amounts are presented net of allowances for expected credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Trade accounts receivables
Trade accounts receivables

Trade receivables are presented net of allowances for expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate allowance for expected credit loss. Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances.

Allowance for credit losses
Allowance for credit losses

Financial assets recorded at amortized cost and off-balance sheet credit exposures not accounted for as insurance (including financial guarantees) reflect an allowance for current expected credit losses (“credit losses”) over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the un-collectability of a balance is confirmed or certain. Expected recoveries will not exceed the amounts previously written-off or current credit loss allowance by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance. Specific calculation of our credit allowances is included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis calculated using the method we consider most appropriate for each asset.

Inventories	Inventories Inventories, which are comprised principally of fuel, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Equity method investments
Equity method investments

Equity method investments relate to our investments in entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control their financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. This also extends to entities in which we hold a majority ownership interest, but we do not control, due to the other parties’ participating rights. Under this method, we record our investment at cost and adjust the carrying amount for our share of the income or losses from these equity method investments subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an equity method investment reduce the carrying amount of the investment. When we decrease our investment in equity method investments but continue to retain significant influence, we recognize a gain or loss for the difference between proceeds and carrying amount of the investment sold in the statement of operations line item “Net income/(losses) from equity method investments”.

Vessels and equipment
Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment, less the estimated residual values, is depreciated on a straight-line basis over the assets’ remaining useful economic lives. Management estimates the residual values of our vessels based on broker scrap value cost of steel and aluminum times the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

The cost of construction of mooring equipment is capitalized and depreciated over the initial term of the related agreement.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels’ remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking. For vessels that are newly built or acquired, we have adopted the “built-in overhaul” method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed of, any unamortized drydocking expenditure is charged against income in the period of disposal.

The capital costs include the addition of new equipment or modifications to the vessel which enhance or increase the operational efficiency and functionality of the vessel. These expenditures are capitalized and depreciated over the remaining useful life of the vessel.  Expenditures of a routine repairs and maintenance nature that do not improve the operating efficiency or extend the useful lives of the vessels are expensed as incurred.

Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRU and FLNG)	40 years
Vessels - converted FSRU	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Deferred drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

Asset under development	Asset under developmentAn asset is classified as an asset under development when there is a firm commitment from us to proceed with the construction of the asset and the likelihood of conversion is virtually certain to occur. An asset under development is classified as non-current and is stated at cost. All costs incurred during the construction of the asset, including conversion installment payments, interest, supervision and technical costs are capitalized. Nonrefundable reimbursements are offset against the cost incurred for the construction of the asset. Interest costs directly attributable to construction of the asset are added to the cost of the asset. Capitalization ceases and depreciation commences once the asset is completed and available for its intended use.
Interest costs capitalized
Interest costs capitalized

Interest is capitalized on all qualifying assets that require a period of time to get ready for their intended use. Qualifying assets consist of new vessels under construction, assets under development and vessels undergoing conversion into FSRUs or FLNGs for our own use. In addition, certain equity method investments may be considered qualifying assets prior to commencement of their planned principal operation. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings, where appropriate, from commencement of the asset development until substantially all the activities necessary to prepare the assets for its intended use are complete. If our financing plans associate a specific borrowing with a qualifying asset, we use the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset provided that does not exceed the amount of that borrowing. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Asset retirement obligation
Asset retirement obligation

An asset retirement obligation (“ARO”) is a liability associated with the eventual retirement of a fixed asset.
The fair value of an ARO is recorded as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future discounted cash outflows. When the liability is recognized, we also capitalize the related ARO cost by adding it to the carrying amount of the related fixed asset. Each period, the liability is increased for the change in its present value with a corresponding charge to operating expenses. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset.
Held-for-sale assets and disposal group
Held for sale assets and disposal group

Individual assets or subsidiaries to be disposed of, by sale or otherwise in a single transaction, are classified as held for sale if all of the following criteria are met at the period end:

•management, having the authority to approve the action, commits to a plan to sell the assets or subsidiaries;
•the asset or subsidiaries are available for immediate sale in its (their) present condition subject only to terms that are usual and customary for such sales;
•an active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
•the sale is probable; and
•the transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or subsidiaries (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if either of the following criteria are met: (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale that represents a strategic shift that has or will have a major effect on our financial results and operations or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held for sale on the date of the acquisition.

Assets or subsidiaries held for sale are carried at the lower of their carrying amount and fair value less costs to sell. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale shall continue to be accrued. As an exception, investments in associates classified as held for sale continue to be measured in accordance with ASC 323 “Investments - Equity Method and Joint Venture”. Upon classification as held for sale, the assets are no longer depreciated.

If, at any time, the criteria for held for sale is no longer met, then the asset or disposal group will be reclassified to held and used. The asset or disposal group will be valued at the lower of the carrying amount before the asset or disposal group was classified as held for sale (as adjusted for any subsequent depreciation and amortization) and its fair value. Any adjustment to the value is shown in consolidated statements of operations for the period in which the criterion for held for sale was not met.

Gain or loss on disposals of held for sale assets is recognized as the difference between the fair value of consideration received and the carrying amount of the assets disposed.

Impairment of long-lived assets and asset under development
Impairment of long-lived assets and asset under development

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets and assets under development may not be recoverable. In assessing the recoverability of our vessels’ and assets under development’s carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value and whether the vessel is in substance under development. Management performs an annual impairment assessment and when such events or changes in circumstances are present, we assess the recoverability of long-lived assets and assets under development by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over their respective fair value.

Other-than temporary impairment of investments
Other-than-temporary impairment of investments

Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to (i) the length of time and the extent to which fair value is below carrying value, (ii) the financial condition and near-term prospects of the investee and (iii) our intent and ability to hold the investment until any anticipated recovery. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period in the line item “Net income/(losses) from equity method investments” in the consolidated statements of operations.

Investments in listed equity securities
Investments in listed equity securities

Investments in listed equity securities represents ownership interests of a publicly listed entity. Investments in listed equity securities are recorded at fair value with changes in fair value reported in “Other non-operating income/(losses), net”. We classify our investment in listed equity securities in the consolidated statement of operations as non-operating because it is not integrated with our operations therefore is non-operating in nature. We use quoted market prices to determine the fair value of listed equity securities with a readily determinable fair value, unless the presence of certain restrictions warrants the application of a discount to fair value. We do not assess our investments in listed equity securities for impairment given they are carried at fair value.

We classify our investments in listed equity securities as current assets because the investment is available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the investment in the next twelve months.

Dividends received from our investments in listed equity securities are reflected as operating activities in the statement of cash flows unless such distributions relate to a return of capital in which case it is reflected as an investing activity in the statement of cash flows.

Debt
Debt

Our debt has consisted of short-term and long-term debt securities, convertible debt securities and credit facilities with banks and other lenders. Debt issuances are placed directly by us or through securities dealers or underwriters and are held by financial institutions. Debt is recorded on our consolidated balance sheets at par value adjusted for unamortized discount or premium and net of unamortized debt issuance costs. Debt issuance costs directly related to the issuance of debt are amortized over the life of the debt using the effective interest method and are recorded in interest expense, net of capitalized interest. Gains and losses on the extinguishment of debt are recorded in other financial items, net on our consolidated statements of operations.

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant debt under the effective interest method. Amortization of debt issuance costs is included in interest expense. These costs are presented as a deduction from the corresponding liability, consistent with debt discounts.

Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal. We use commodity swaps to reduce our economic exposure to fluctuations in the underlying commodities for our natural-gas linked tolling fee billings. We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts. Certain of our contracts contain embedded derivatives. We do not apply hedge accounting.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in “Other current liabilities” in the consolidated balance sheets. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in “Other current assets” and “Other non-current assets” in the consolidated balance sheets, depending on its maturity.

The changes in the fair value of our interest rate and foreign exchange swap derivative instruments are recognized each period in “Gains/(losses) on derivative instruments, net” in the consolidated statements of operations while the changes in the fair value of our commodity swap derivative instruments are recognized each period in “Realized and unrealized gain/(loss) on oil and gas derivative instruments” in the consolidated statements of operations.

It is our policy to enter into master netting agreements with counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of the amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us. We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements
The fair values of the oil and gas derivative instruments were determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The oil and gas derivative instruments are classified in “Other non-current assets” in the consolidated balance sheets, depending on the LTA’s maturity. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized gain/(loss) on oil and gas derivative instruments” in the consolidated statement of operations.
Convertible bonds
Convertible bonds

We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.

Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.

Contingent liabilities	Contingent liabilitiesWe may, from time to time, be involved in various legal proceeding, claims, lawsuits and complaints that arise in the ordinary course of business. We will recognize a contingent liability in our financial statements if the contingency has occurred at the date of the financial statements and where we believe that the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.
Pensions
Pensions

Defined benefit pension costs, assets and liabilities requires significant actuarial assumptions to be adjusted annually to reflect current market and economic conditions. Our accounting policy provides that full recognition of the funded status of defined benefit pension plans is to be included within our consolidated balance sheets. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent our promise to make defined amounts of contributions to an individual participant’s retirement account prior to retirement, and the participant bears all the actuarial risk relating to that account once the contribution is made. Pension benefit cost is recognized in respect of the accounting period in which a contribution to the scheme is payable and is recorded in the consolidated statements of operations. A liability on our balance sheet will be recognized for any contributions due but unpaid as of the balance sheet date.

Guarantees
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, or upon the deconsolidation of a subsidiary, and reported in “Other current liabilities” and “Other non-current liabilities”. A liability is recognized for the fair value of the obligation undertaken in issuing the guarantee. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if (and when) the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent’s guarantee of a subsidiary’s debt to a third party.

Financial guarantees are assessed for expected credit losses and any allowance is presented as a liability for off-balance sheet credit exposures where the balance exceeds the collateral provided over the remaining instrument life. The allowance is assessed at the individual guarantee level, calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the guarantee.

Treasury shares
Treasury shares

Treasury shares are recognized as a separate component of equity for an amount corresponding to the purchase consideration transferred to repurchase the shares. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.

Stock-based compensation
Stock-based compensation

Our stock-based compensation includes both stock options and restricted stock units (“RSUs”). We expense the fair value of stock-based compensation issued to employees and non-employees over the period the stock options or RSUs vest (fair value as determined for stock-based compensation uses some fair value measurement techniques, which differs from other fair value measurements). We recognize stock-based compensation cost for awards containing a service condition only on a straight-line basis over the employee’s requisite service period or the non-employee’s vesting period, unless the award contains performance and/or market conditions, in which case stock-based compensation cost is recognized using the graded vesting method. Certain stock options and RSUs provide for accelerated vesting in the event of death or disability in service or a change in control (as defined in the Golar LNG Limited Long Term Incentive Plan (the “LTIP”)). No compensation cost is recognized for stock-based compensation for which the individuals do not render the requisite service. We have elected to recognize forfeitures as they occur. The fair value of stock options is estimated using the Black-Scholes option pricing model. The fair value of RSUs is estimated using the market price of our common shares at grant date or the Monte Carlo simulation model, as appropriate. Upon eventual stock option exercises or RSU conversions, shares delivered will be made available from either our authorized unissued shares, treasury shares or repurchasing our shares in the open market.

Earnings per share
Earnings per share

Basic earnings per share (“EPS”) is computed based on the income available to common shareholders and the weighted average number of shares outstanding for basic EPS. Treasury shares are not included in the calculation. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Income taxes and deferred taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on “Income Taxes” prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in the consolidated statements of operations.

Deferred taxes

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in the statement of changes in equity and not in the consolidated statements of operations.

Acquisitions
Acquisitions

When the assets acquired and liabilities assumed constitute a business, then the acquisition is a business combination. If substantially all of the fair value of the gross asset acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the asset is not considered a business. Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. In instances where the cost of acquisition is lower than the fair values of the identifiable net assets acquired (i.e. bargain purchase), the difference is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration transferred. Acquisition related costs are expensed as incurred. The results of operations of acquired businesses are included from the date of acquisition.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, we will recognize a measurement-period adjustment during the period in which we determine the amount of the adjustment, including the effect on earnings of any amounts we would have recorded in previous periods if the accounting had been completed at the acquisition date.

For acquisitions that do not meet the definition of a business, we account for the transaction as an asset acquisition whereby the cost of the acquisition is allocated to the assets acquired and liabilities assumed and no goodwill is recognized.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence. Amounts due from related parties are presented net of allowances for expected credit losses, which are calculated using a loss rate applied against an aging matrix.

Advances or loans to/from related parties are recorded at cost.

Segment reporting
Segment reporting

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker (“CODM”), and which are subject to risks and rewards that are different from those of other segments. Our CODM deems that we provide three distinct services and operate in the following three reportable segments: “FLNG”, “Corporate and other” and “Shipping”.

Adoption of new accounting standards
Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, as amended by ASU 2021-01 Reference Rate Reform (Topic 848): Scope issued in January 2021 and ASU 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 issued in December 2022. This guidance provides temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met, which are available for election until December 31, 2024. Modifications to contracts affected by the reference rate reform are under discussion with counterparties and optional expedients are expected to be used where available.

In August 2020, the FASB issued ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815). The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing Earnings Per Share guidance in ASC 260. We adopted this with effect from January 1, 2022. We adjusted the additional paid in capital as of January 1, 2022 in our consolidated statement of changes in equity as included herein.

In May 2021, the FASB issued ASU 2021-04 Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40). We adopted this with effect from January 1, 2022. The adoption of ASU 2021-04 had no impact on our consolidated financial statements.

In July 2021, the FASB issued ASU 2021-05 Leases (Topic 842) – Lessors – Certain Leases with Variable Lease Payments. We adopted this with effect from January 1, 2022. The adoption of ASU 2021-05 has no impact on our consolidated financial statements.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2022:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers
Requires contract assets and contract liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606. Generally, this new guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree (rather than having such amounts recognized by the acquirer at fair value in acquisition accounting, as has been historical practice).

		January 1, 2023	No impact expected as a result of the adoption of this ASU.

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.
		January 1, 2024	No impact currently expected as a result of the adoption of this ASU.